Reconciliation of Segment Operating Income to Consolidated Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit (loss)	$ (55.1)	$ 154.9	$ 219.5
Interest expense	(11.9)	(9.2)	(9.9)
Other income (expense), net	8.2	(0.2)	9.8
Cost reduction charges	(118.5)
Income (loss) before income taxes	(58.8)	145.5	219.4
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit (loss)	174.9	233.6	307.5
Corporate and eliminations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit (loss)	$ (111.5)	$ (78.7)	$ (88.0)